INCENTIVE PAYABLES TO MEMBERS	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
INCENTIVE PAYABLES TO MEMBERS
13. INCENTIVE PAYABLES TO MEMBERS

	As of December 31,
	2019	2020
	RMB	RMB
Accruals of Yunbi granted under member incentive program	251	—
Discounts and referral incentive payable (1)	384,235	312,170

Total incentive payables to members	384,486	312,170

(1)
Discounts and referral incentive payable represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.